Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments and Other Non-Financial Assets

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Company’s financial instruments that are not accounted for at a fair value on a recurring basis.

		December 31, 2014		December 31, 2013
		Carrying	Fair	Carrying	Fair
	Fair	Amount	Value	Amount	Value
	Value Hierarchy	Asset (Liability)	Asset (Liability)	Asset (Liability)	Asset (Liability)
	Level	$	$	$	$
Recurring
Cash and cash equivalents, restricted cash, and marketable securities	Level 1	927,679	927,679	1,119,966	1,119,966
Derivative instruments (note 15)
Interest rate swap agreements—assets (1)	Level 2	1,051	1,051	91,415	91,415
Interest rate swap agreements—liabilities (1)	Level 2	(406,783)	(406,783)	(410,470)	(410,470)
Cross currency interest swap agreement	Level 2	(221,391)	(221,391)	(52,219)	(52,219)
Foreign currency contracts	Level 2	(18,407)	(18,407)	(1,480)	(1,480)
Stock purchase warrants (note 3e and 15)	Level 3	9,314	9,314	—	—
Logitel contingent consideration (see below)	Level 3	(21,448)	(21,448)	—	—
Non-recurring
Vessels and equipment (note 18b)	Level 2	—	—	17,250	17,250
Assets held for sale (2) (note 18b)	Level 2	—	—	176,247	176,247
Other
Investment in term loans	Level 3	—	—	211,579	209,570
Loans to equity-accounted investees and joint venture partners - Current	(3)	26,209	(3)	37,019	(3)
Loans to equity-accounted investees and joint venture partners - Long-term	(3)	227,217	(3)	132,229	(3)
Liabilities associated with assets held for sale (2) (note 18b)	Level 2	—	—	(168,007)	(168,007)
Long-term receivable included in other assets	Level 2	15,758	15,758	—	—
Long-term debt - public (note 8)	Level 1	(1,554,609)	(1,574,440)	(1,313,358)	(1,376,829)
Long-term debt - non-public (note 8)	Level 2	(5,181,889)	(5,094,857)	(4,796,112)	(4,582,274)

(1)

The fair value of the Company’s interest rate swap agreements at December 31, 2014 includes $24.5 million (December 31, 2013- $22.0 million) of net accrued interest which is recorded in accrued liabilities and accounts receivable on the consolidated balance sheets.

(2)	The fair value of the Company’s assets held for sale and liabilities associated with assets held for sale include vessels held for sale, long-term debt and other working capital balances.
(3)

In these consolidated financial statements, the Company’s loans to and equity investments in equity-accounted investees form the aggregate carrying value of the Company’s interests in entities accounted for by the equity method. In addition, the loans to joint venture partners together with the joint venture partner’s equity investment in joint venture form the net aggregate carrying value of the joint venture partner’s interest in the joint venture. The fair value of the individual components of such aggregate interests is not determinable

Changes in Fair Value Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3)

Changes in fair value during the year ended December 31, 2014 for one of the Company’s derivative instruments, the TIL stock purchase warrants, which are described below and are measured at fair value on the recurring basis using significant unobservable inputs (Level 3), are as follows:

Year Ended December 31,
2014
$
Fair value at the beginning of the year	—
Fair value on issuance	6,840
Unrealized gain included in earnings	2,474

Fair value at the end of the year	9,314

Changes in Estimated Fair Value of Contingent Consideration Liability Relating to Acquisition of Logitel

Changes in the estimated fair value of Teekay Offshore’s contingent consideration liability relating to the acquisition of Logitel, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), during the year ended December 31, 2014 is as follows:

Year Ended December 31,
2014
$
Balance at beginning of year	—
Acquisition of Logitel	(21,170)
Unrealized loss included in other income - net	(278)

Balance at end of year	(21,448)